Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-financial liabilities
Advance receipts	$ 23,630	$ 24,916
Payables for employee benefits	9,763	10,774
Current tax liabilities	2	0
Others	5,629	1,798
Other non-financial liabilities	39,024	37,488
Financial liabilities
Accrued expenses	22,691	23,183
Payables for property, plant and equipment	1,993	2,427
Guarantee deposits received	1,251	1,027
Financial liabilities	25,935	26,637
Other liabilities	64,959	64,125
Other current liabilities	46,506	44,603
Other non-current liabilities	$ 18,453	$ 19,522